Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2014
Basis of Presentation

(a) Basis of Presentation

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America. The accompanying consolidated financial statements include the accounts of the Company and its subsidiaries (See Note 7) and a Variable Interest Entity (“VIE”). All intercompany accounts and transactions have been eliminated in consolidation. Certain prior period amounts in the consolidated financial statements and notes thereto, have been reclassified to conform to the current period’s presentation.

As of December 31, 2014, the Company consolidated 100% of its VIE, PT Navigator Khatulistiwa, for which the Company is deemed to be the primary beneficiary, i.e. it has a controlling financial interest in this entity. The Company owns 49% of the VIE’s common stock, all of its secured debt and has voting control. All economic interests in the residual net assets reside with the Company.

A VIE is an entity that in general does not have equity investors with voting rights or that has equity investors that do not provide sufficient financial resources for the entity to support its activities. A controlling financial interest in a VIE is present when a company has the power to direct the activities of a VIE that most significantly impact the entity’s economic performance and absorbs a majority of an entity’s expected losses, receives a majority of an entity’s expected residual returns, or both.

Impairment of Vessels

(d) Impairment of Vessels

The Company reviews the carrying value of its vessels for impairment whenever events and circumstances indicate that the carrying value of an asset may not be recoverable from the estimated future cash flows expected to result from its use and eventual disposition. In cases where undiscounted expected future cash flows are less than the carrying value, an impairment loss is recognized equal to an amount by which the carrying value exceeds the fair value of assets.

Dry Docking Costs

(e) Dry Docking Costs

Each vessel is required to be dry-docked every 30 to 60 months for classification society surveys and inspections of, among other things, the underwater parts of the vessel. These works include, but are not limited to hull coatings, seawater valves, steelworks and piping works, propeller servicing and anchor chain winch calibrations, all of which cannot be performed while the vessels are operating. The Company capitalizes costs associated with the dry-dockings in accordance with ASC Topic 360 “Fixed Assets” and amortizes these costs on a straight-line basis over the period to the next expected dry-docking. Amortization of dry-docking costs is included in depreciation and amortization in the Consolidated Statements of Income. Costs incurred during the dry-docking period which relate to routine repairs and maintenance are expensed.

Cash and Cash Equivalents

(f) Cash and Cash Equivalents

The Company considers highly liquid investments, such as time deposits and certificates of deposit, with an original maturity of three months or less when purchased, to be cash equivalents. The Company has cash in a U.S. financial institution which is insured by the Federal Deposit Insurance Corporation (“FDIC”) for up to $250,000. At December 31, 2014 and 2013 and for the years then ended, the Company had balances in this financial institution in excess of the insured amount. The Company also maintains cash balances in foreign financial institutions which are not covered by the FDIC.

Short-Term Investments

(g) Short-Term Investments

Short-term investments represent funds deposited in money market funds with an original maturity of more than three months when purchased. The Company records its short-term investments at fair value. Fair value is a market-based measurement that is determined based on assumptions that market participants would use in pricing an asset or a liability. The fair value accounting standard establishes a three tier fair value hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

Level 1—Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2—Include other inputs that are directly or indirectly observable in the marketplace.

Level 3—Unobservable inputs which are supported by little or no market activity.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The Company’s short-term investments are classified within Level 1 of the fair value hierarchy.

Accounts Receivable

(h) Accounts Receivable

The Company carries its accounts receivable at cost less an allowance for doubtful accounts. At December 31, 2014 and 2013, the Company evaluated its accounts receivable and established an allowance for doubtful accounts, based on a history of past write-offs, collections and current credit conditions. The Company does not generally charge interest on past-due accounts (unless the accounts are subject to legal action), and accounts are written off as uncollectible when all reasonable collection efforts have failed. Accounts are deemed past-due based on contractual terms.

Inventories

(i) Inventories

Inventories include bunkers (fuel), for those vessels under voyage charter, and lubricants. Under a time charter, the cost of bunkers is borne by and remains the property of the charterer. Inventories are accounted for on a first in, first out basis and are valued at the lower of cost and market value.

Deferred Finance Costs

(j) Deferred Finance Costs

Costs incurred in connection with obtaining secured term loan facilities and bonds are recorded as deferred financing costs and are amortized to interest expense over the estimated duration of the related debt. Such costs include fees paid to the lenders or on the lenders’ behalf and associated legal and other professional fees.

Deferred Income	(k) Deferred Income Deferred income is the balance of cash received in excess of revenue earned under a time charter or voyage charter arrangement as of the balance sheet date.
Revenue Recognition

(l) Revenue Recognition

The Company employs its vessels on time charters or voyage charters. With time charters, the Company receives a fixed charter hire per on-hire day and revenue is recognized on an accrual basis and is recorded over the term of the charter as service is provided. In the case of voyage charters, the vessel is contracted for a voyage between two or more ports and the Company is paid for the cargo transported.

On April 1, 2013, the Company changed its method of accounting for revenue recognition on voyage charters. Previously, the Company determined that a voyage commenced with loading and completed at the point of discharge. The Company now recognizes revenue on a discharge-to-discharge basis in determining percentage of completion for all voyage charters, but does not begin recognizing revenue until a charter has been agreed to by the customer and the Company, even if the vessel has discharged its cargo and is sailing to the anticipated load port for its next voyage. The Company has adopted this new policy as it considers the decision to undertake a specific voyage is highly dependent on the location of the vessel’s prior discharge port and the part of the voyage to the load port is a necessary part of the overall profitability of that voyage. Management believes that given the significant increase in the number of vessels in operation and consequently the number of voyage charters undertaken, the results of the Company could be materially distorted by excluding the proportion of the revenue in sailing to the next load port. The adoption of this new accounting policy has not resulted in a retrospective adjustment as of or for the year ended December 31, 2012, as the impact is not considered material.

Other Comprehensive Income / (Loss)

(m) Other Comprehensive Income / (Loss)

The Company follows the provisions of ASC Topic 220 “Comprehensive Income,” which requires separate presentation of certain transactions, which are recorded directly as components of stockholders’ equity. Comprehensive income is comprised of net income and foreign currency translation gains and losses.

Voyage Expenses and Vessel Operating Expenses

(n) Voyage Expenses and Vessel Operating Expenses

When the Company employs its vessels on time charter, it is responsible for all the operating expenses of the vessels, such as crew costs, stores, insurance, repairs and maintenance. In the case of voyage charters, the vessel is contracted only for a voyage between two or more ports, and the Company pays for all voyage expenses in addition to the vessel operating expenses. Voyage expenses consist mainly of in port expenses and bunker (fuel) consumption and are recognized as incurred.

Repairs and Maintenance	(o) Repairs and Maintenance All expenditures relating to routine maintenance and repairs are expensed when incurred.
Insurance

(p) Insurance

The Company maintains hull and machinery insurance, war risk insurance, protection and indemnity insurance coverage, increased value insurance, demurrage and defense insurance coverage in amounts considered prudent to cover normal risks in the ordinary course of its operations. Premiums paid in advance to insurance companies are recognized as prepaid expenses and recorded as a vessel operating expense over the period covered by the insurance contract. In addition the Company maintains Directors and Officers insurance.

Share-Based Compensation

(q) Share-Based Compensation

The Company records as an expense in its financial statements the fair value of all equity-settled stock-based compensation awards. The terms and vesting schedules for share-based awards vary by type of grant. Generally, the awards vest subject to time-based (immediate to five years) service conditions. Compensation expense is recognized ratably over the service period.

Accounting Estimates

(r) Accounting Estimates

The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

Foreign Currency Transactions

(s) Foreign Currency Transactions

Substantially all of the Company’s cash receipts are in U.S. Dollars. The Company’s disbursements, however, are in the currency invoiced by the supplier. The Company remits funds in the various currencies invoiced. The non U.S. Dollar invoices received, and their subsequent payments, are converted into U.S. Dollars when the transactions occur. The movement in exchange rates between these two dates is transferred to an exchange difference account and is expensed each month. The exchange risk resulting from these transactions is not material.

Income Taxes

(t) Income Taxes

Navigator Holdings Ltd. and some of its Marshall Islands subsidiaries are currently not required to pay income taxes in the Marshall Islands on ordinary income or capital gains as they qualify as exempt companies.

The Company has two subsidiaries incorporated in the United Kingdom where the base tax rate is 21% for the year ended December 31, 2014 (23% for the year ended December 31, 2013). One subsidiary earns management and other fees from fellow subsidiary companies, and for the year ended December 31, 2014, the estimated tax charge was $252,146 (2013: $221,401). The second subsidiary also holds a time charter with one of our charterers. The estimated tax charge for the year ended December 31, 2014 is $40,401 (2013: $14,073).

The Company has a subsidiary incorporated in Singapore where the base tax rate is 17% for the year ended December 31, 2013 and 2014. The subsidiary earns management and other fees and receives interest from its VIE, PT Navigator Khatulistiwa, and for the year ended December 31, 2014, the estimated tax charge was $468,770 (2013: $270,789).

The Company considered the income tax disclosure requirements of ASC Topic 740 “Income Taxes,” in regards to disclosing material unrecognized tax benefits; none were identified. The Company’s policy is to recognize accrued interest and penalties for unrecognized tax benefits as a component of tax expense. At December 31, 2014 and 2013, there were no accrued interest and penalties for unrecognized tax benefits.

Earnings Per Share

(u) Earnings Per Share

Basic earnings per common share (“Basic EPS”) is computed by dividing the net income available to common stockholders by the weighted-average number of shares outstanding. Diluted earnings per common share (“Diluted EPS”) are computed by dividing the net income available to common stockholders by the weighted average number of common shares and dilutive common share equivalents then outstanding. ASC Topic 260 requires presentation of both Basic EPS and Diluted EPS on the face of the Company’s Statement of Income.

Shares granted pursuant to the 2008 Restricted Stock Plan are the only dilutive shares, and these shares have been considered as outstanding since their respective grant dates for purposes of computing diluted earnings per share.

Segment Reporting

(v) Segment Reporting

Although separate vessel financial information is available, Management internally evaluates the performance of the enterprise as a whole and not on the basis of separate business units or different types of charters. As a result, the Company has determined that it operates as one reportable segment. Since the Company’s vessels regularly move between countries in international waters over many trade routes, it is impractical to assign revenues or earnings from the transportation of international LPG products by geographic area.

Recent Accounting Pronouncements

(w) Recent Accounting Pronouncements

The following accounting standard issued as of December 31, 2014, may affect the future financial reporting by Navigator Holdings Ltd:

On April 2013 the FASB issued ASU 2013-07, Presentation of Financial Statements (Topic 205): Liquidation Basis of Accounting, to provide guidance to entities about how and when to apply the liquidation basis of accounting. The ASU requires an entity to prepare its financial statements using the liquidation basis of accounting when liquidation is imminent, as defined in the ASU. Applying the liquidation basis of accounting requires an entity to measure its assets at the estimated amount of cash it expects to collect and its liabilities at the amount otherwise prescribed under U.S. GAAP.

The ASU is effective for public entities (including employee benefit plans) that determine liquidation is imminent during annual reporting periods beginning after December 15, 2013, and interim reporting periods within those annual periods. An entity preparing its financial statements on a going-concern basis at the effective date that is required to use the liquidation basis of accounting is required to account for any differences between its existing measurements and the measurements under the ASU through a cumulative-effect adjustment. Early adoption is permitted. The Company has not yet selected a transition method nor has it determined the effect of the standard on its ongoing financial reporting.

On May 28, 2014, the FASB issued ASU No. 2014-09, Revenue from Contracts with Customers, which requires an entity to recognize the amount of revenue to which it expects to be entitled for the transfer of promised goods or services to customers. The ASU will replace most existing revenue recognition guidance in U.S. GAAP when it becomes effective. The new standard is effective for the Company on January 1, 2017. Early application is not permitted. The standard permits the use of either the retrospective or cumulative effect transition method. The Company is evaluating the effect that ASU 2014-09 will have on its consolidated financial statements and related disclosures. The Company has not yet selected a transition method nor has it determined the effect of the standard on its ongoing financial reporting.

In August 2014 the FASB issued ASU 2014-15, Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern, which describes how an entity should assess its ability to meet obligations and sets rules for how this information should be disclosed in the financial statements. The standard provides accounting guidance that will be used along with existing auditing standards. The new standard applies to all entities for the first annual period ending after December 15, 2016, and interim periods thereafter. Early application is permitted. The Company has not yet selected a transition method nor has it determined the effect of the standard on its ongoing financial reporting.

Vessels In Operation
Vessels

(b) Vessels in Operation

The cost of the vessels (excluding the estimated initial drydocking cost) less their estimated residual value is depreciated on a straight-line basis over the vessel’s estimated economic life. Management estimates the useful life of each of the Company’s vessels to be 30 years from the date of its original construction.

Vessels Under Construction
Vessels

(c) Vessels Under Construction

Vessels under construction are stated at cost, which includes the cost of construction and other direct costs attributable to the construction. No provision for depreciation is made on construction in progress until such time as the relevant assets are completed and put into use.